CAPITAL STRUCTURE (Details Narrative) - USD ($)															1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 24, 2025	Mar. 04, 2025	Feb. 06, 2025	Jan. 06, 2025	Dec. 23, 2024	Nov. 02, 2024	Sep. 04, 2024	Jul. 31, 2024	Jun. 13, 2024	Jan. 10, 2024	Dec. 28, 2023	Oct. 02, 2023	Jun. 16, 2023	Jan. 27, 2023	Dec. 31, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Jul. 25, 2025	Mar. 31, 2024	Feb. 28, 2024
Class of Stock [Line Items]
Common stock, par value															$ 0.0001		$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock authorized															10,000,000		10,000,000			10,000,000		10,000,000
Preferred stock, par value															$ 0.0001		$ 0.0001			$ 0.0001		$ 0.0001
Common stock, shares issued															2,116,191		5,157,611			5,157,611		2,116,191
Common stock, shares outstanding															2,116,191		5,157,611			5,157,611		2,116,191
Reverse stock split															20-1 reverse stock split
Proceeds from common stock																				$ 3,024,633
Treasury stock															$ 0		$ 0			$ 0		$ 0
Preferred stock, shares issued															6,520		0			0		6,520
Preferred stock, shares outstanding															6,520		0			0		6,520
Proceeds from sale of preferred stock																				$ 5,455,000	3,218,561
Subscription receivable															$ 2,100,000		$ 2,100,368			2,100,368		$ 2,100,000
Unamortized stock-based compensation																	1,131,716			1,131,716
Investments															5,691,084		6,941,082			6,941,082		5,691,084
Subscriptions receivable																				2,100,368	4,100,000
Proceeds subscriptions receivable																	3,000,000			3,000,000
Subscriptions receivable net																	2,000,000			2,000,000
Gross proceeds																	$ 3,024,633
Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued																	165,000
Gross proceeds																	$ 2,039,195
Subscription Receivable Septmber 2023 [Member]
Class of Stock [Line Items]
Stock issued for debt, shares																25,000
Stock issued for debt, value																$ 500,000
Investments															522,667		522,667			522,667		522,667
Subscription Receivable Sept 2023 One [Member]
Class of Stock [Line Items]
Stock issued for debt, shares																100,000
Stock issued for debt, value																$ 2,000,000
Investments															2,090,667		2,090,667			2,090,667		2,090,667
December 2023 Financing [Member]
Class of Stock [Line Items]
Investments															1,132,869		1,132,869			1,132,869		1,132,869
Warrants issued																								100,000
February 2024 Financing [Member]
Class of Stock [Line Items]
Investments															$ 1,944,879		1,944,879			$ 1,944,879		$ 1,944,879
Warrants issued																									200,000
Equity Incentive Plan 2022 [Member]
Class of Stock [Line Items]
Options granted		87,375
Exercise price		$ 10.52
Colleen Delaney [Member]
Class of Stock [Line Items]
Number of shares forfeited	27,500
Number of shares exercised	2,500
Number of shares expired																				2,500
Consultant [Member] | Equity Incentive Plan 2022 [Member]
Class of Stock [Line Items]
Options granted				100,000
Exercise price				$ 5.72
David Mehalick [Member] | Equity Incentive Plan 2022 [Member]
Class of Stock [Line Items]
Options granted									120,000
Exercise price									$ 6.20
Various Officers Directors Employees And Consultants [Member] | Equity Incentive Plan 2022 [Member]
Class of Stock [Line Items]
Options granted										1,535,000				67,875
Exercise price										$ 0.65				$ 32.60
Two Employees [Member] | Equity Incentive Plan 2022 [Member]
Class of Stock [Line Items]
Options granted												15,000
Exercise price												$ 21.40
Yorkville [Member] | Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Payment of commitment fee						$ 200,000
Yorkville [Member] | Standby Equity Purchase Agreement [Member] | Convertible Note [Member]
Class of Stock [Line Items]
Convertible notes outstanding						1,304,758
Stock Options [Member]
Class of Stock [Line Items]
Share based compensation																	$ 213,035	$ 96,888		$ 1,001,787	$ 805,347
Options granted																				187,375
Exercise price																				$ 7.96
Consulting Agreement [Member]
Class of Stock [Line Items]
Subscription receivable																							$ 125,000
Stock Issued For Services [Member] | Yorkville [Member] | Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Payment of commitment fee						$ 80,000
SNAP Biosciences, Inc [Member]
Class of Stock [Line Items]
Investors description																	In addition to the shares of common stock of the Company, investors also received 10% aggregate non-voting ownership in the Company’s subsidiary, SNAP Biosciences, Inc. Of this $5,000,000 raised, $3,000,000 was collected as of September 30, 2025. $2,000,000 of the subscription receivables were tied to three promissory notes bearing 1% interest annum, in the amount of $500,000 maturing on October 18, 2025, $1,000,000 maturing on December 4, 2025, and $500,000 maturing on January 18, 2026.
Private Placement [Member]
Class of Stock [Line Items]
Number of shares issued																	436,467
Proceeds from common stock																	$ 5,000,000
Subscriptions receivable																	$ 5,000,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock, par value																	$ 0.0001			$ 0.0001
Common Stock [Member] | Public Offering [Member]
Class of Stock [Line Items]
Number of shares issued													107,500
Stock converted, shares issued																						175,000
Pre Funded Warrants [Member] | Public Offering [Member]
Class of Stock [Line Items]
Number of shares issued													67,500
Conversion of stock, shares converted													67,500
Series A Warrants [Member] | Public Offering [Member]
Class of Stock [Line Items]
Number of shares issued													153,125
Series B Warrants [Member] | Public Offering [Member]
Class of Stock [Line Items]
Number of shares issued													153,125
Series Warrants [Member] | Public Offering [Member]
Class of Stock [Line Items]
Warrants exercise price													$ 33.00
Warrant Note Subscription Receivables [Member]
Class of Stock [Line Items]
Aggregate exercise price of warrant											$ 1,100,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock authorized																	10,000			10,000
Number of shares issued									4,300
Conversion of stock, shares converted																				10,000
Preferred stock, shares issued															6,520		0			0		6,520
Preferred stock, shares outstanding															6,520		0			0		6,520
Proceeds from sale of preferred stock			$ 5,700,000		$ 695,000		$ 225,000	$ 1,300,000	$ 4,300,000
Proceeds from issuance of preferred stock																			$ 125,000
Subscription receivable																			$ 125,000